PARTNERS' CAPITAL (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 BRIM	Dec. 31, 2013 Series A	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Dec. 31, 2010 Series A	Dec. 31, 2013 Series F	Dec. 31, 2012 Series F	Dec. 31, 2011 Series F	Dec. 31, 2010 Series F	Dec. 31, 2013 Series G	Dec. 31, 2012 Series G	Dec. 31, 2011 Series G	Dec. 31, 2010 Series G	Dec. 31, 2013 Series I	Dec. 31, 2012 Series I	Dec. 31, 2011 Series I	Dec. 31, 2010 Series I
Partners' capital
Net Asset Value	$ 131,681,323	$ 261,662,968	$ 395,809,966	$ 375,395,713		$ 102,123,710	$ 220,539,487			$ 12,470,664	$ 17,551,923			$ 15,542,406	$ 21,236,500			$ 1,544,543	$ 2,335,058
Number of Units	134,332,185	254,204,453	353,862,903	317,379,504		116,019,483	230,899,814			58,670	76,090			16,882,395	21,255,467			1,371,637	1,973,082
Net Asset Value per Unit						$ 0.8802	$ 0.9551	$ 1.0487	$ 1.0968	$ 212.56	$ 230.67	$ 252.87	$ 264.28	$ 0.9206	$ 0.9991	$ 1.0952	$ 1.1446	$ 1.1261	$ 1.1835	$ 1.2586	$ 1.2798
Ownership interest held in Partnership					1.00%